Other liabilities and deferred credits (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Other liabilities and deferred credits [Abstract]
Personal injury and other claims provisions	CAD 225	CAD 245
Environmental provisions	36	59
Stock-based compensation liability	35	63
Deferred credits and other	297	277
Total other liabilities and deferred credits	CAD 593	CAD 644